REVENUE AND EXPENSES	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Revenue and expenses [text block]

22) REVENUE AND EXPENSES

a) Revenue

The breakdown of revenue for the years ended December 31, 2018, 2019 and 2020 is as follow:

	Thousands of U.S. dollars
	2018	2019	2020
Revenue
Services rendered	1,818,180	1,707,286	1,412,262
Total	1,818,180	1,707,286	1,412,262

b) Other operating income

Details of other operating income for the years ended December 31, 2018, 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	2018	2019	2020
Other operating income
Other operating income (a)	15,686	2,612	4,486
Grants	1,000	1,165	878
Income from indemnities and other non-recurring income	42	601	199
Gain on disposal of data center	2,265	-	-
Gains on disposal of non-current assets	384	161	11
Total	19,377	4,539	5,574

December 31, 2018 includes $8.7 million of partial insurance indemnity in Puerto Rico as a result of impacts from the natural disasters in the country.

c) Other gains and own work capitalized

Other gains and own work capitalized increased from 180 thousand U.S. dollars in the year ended December 31, 2018 to 10,477 thousand U.S. dollars in the year ended December 31, 2019 mostly due to a specific agreement in 2019.

d) Supplies

Details of amounts recognized under “Supplies” during the years ended December 31, 2018, 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	2018	2019	2020
Supplies
Subcontracted services	10,630	16,044	25,994
Leases	13,856	15,097	14,678
Purchases of materials	2,919	3,061	4,266
Communications	19,460	13,718	11,488
Expenses with labor unions	1,051	1,951	797
Other	22,900	16,556	15,053
Total	70,816	66,427	72,276

e) Employee benefit expenses

Details of amounts recognized under “Employee benefit expenses” during the years ended December 31, 2018, 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	2018	2019	2020
Employee benefit expenses
Salaries and wages	1,024,094	946,752	788,297
Social security	130,161	120,353	101,911
Supplementary pension contributions	2,840	2,972	3,111
Termination benefits	26,510	36,065	24,262
Other welfare costs	181,576	194,889	142,827
Total	1,365,181	1,301,031	1,060,408

f) Depreciation and amortization

The depreciation and amortization expenses for the years ended December 31, 2018, 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	2018	2019	2020
Depreciation and amortization
Intangible assets (Note 6)	58,679	57,226	46,981
Property, plant and equipment (Note 9)	36,566	30,049	26,683
Right-of-use assets (Note 10)	-	53,507	47,256
Total	95,245	140,782	120,920

g) Other operating expenses

The breakdown of “Other operating expenses” for the years ended December 31, 2018, 2019 and 2020 is as follow:

	Thousands of U.S. dollars
	2018	2019	2020
Other operating expenses
Services provided by third parties	202,543	156,868	106,526
Losses on disposal of fixed assets	817	352	316
Taxes other than income tax	10,038	9,494	11,610
Other management expenses	2,560	64	259
Total	215,958	166,778	118,711

Details of “Services provided by third parties” under “Other operating expenses” are as follow:

	Thousands of U.S. dollars
	2018	2019	2020
Services provided by third parties
Leases (*)	67,902	18,029	13,202
Installation and maintenance	24,290	25,586	23,775
Lawyers and law firms	7,743	4,734	3,157
Tax advisory services	179	218	14
Consultants	8,372	17,805	11,584
Audits and other related services	1,576	1,628	1,187
Studies and work performed	65	62	126
Other external professional services	43,404	44,070	24,779
Publicity, advertising and public relations	5,332	6,677	3,556
Insurance premiums	548	547	1,517
Travel expenses	6,979	6,021	1,631
Utilities	27,142	25,790	17,736
Banking and similar services	1,771	2,307	971
Other	7,240	3,394	3,291
TOTAL	202,543	156,868	106,526

(*) For 2019 and 2020, the amount is related to contracts there are not under IFRS 16, related to the exemptions to short-term leases and lease of low-value assets.

The amounts recognized under “Consultants” and “Other external professional services” for the years ended December 31, 2018, 2019 and 2020 mainly refers to consulting and other costs in connection with efficiencies and costs reduction projects implemented in Brazil and EMEA.

h) Net finance expense

The breakdown of “Finance income” and “Finance costs” for the years ended December 31, 2018, 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	2018	2019	2020
Finance income
Interest from third parties and hyperinflationary adjustment in Argentina (a)	18,843	20,045	15,683
Total finance income	18,843	20,045	15,683
Finance costs
Interest accrued to third parties	(43,351)	(65,680)	(66,719)
Discounts to the present value of provisions and other liabilities	(2,261)	(2,405)	(3,574)
Total finance costs (b)	(45,612)	(68,085)	(70,293)

(a)Contain a positive impact of 5,285 thousand of U.S. dollars for the year ended December 31, 2020 (15,787 thousand of U.S. dollars for the year ended December 31, 2019 and 10,700 thousand of U.S dollars for the year ended December 31, 2018) due to the application of the IAS 29 Financial Reporting in Hyperinflationary Economies in Argentina. This impact is mainly explained by the effects of monetary correction on the goodwill generated on December 1, 2012, from the acquisition of the customer relationship management (CRM) business from Telefónica S.A.

(b)The decrease in finance costs in December 31, 2018 was driven by lower interest expenses from the debt refinancing program concluded in August 2017, combined with a negative effect in the year ended December 31, 2017 of $19.0 million related to the debt refinancing. The increase in finance costs in 2019 and 2020 was mainly driven by 17,495 thousand of U.S. dollars and 14,435 thousand of U.S. dollars, respectively, from the application of IFRS 16 adopted in 2019.

The breakdown of “Change in fair value of financial instruments” and “Net foreign exchange gain/(loss)” is shown in the table below:

Thousands of U.S. dollars	2018
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	2,928	(433)	2,495
Other financial transactions	19,432	(29,786)	(10,354)
Current transactions	43,845	(64,822)	(20,977)
Total	66,205	(95,041)	(28,836)

Thousands of U.S. dollars	2019
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	1,822	261	2,083
Other financial transactions	15,634	(278)	15,356
Current transactions	194,611	(221,130)	(26,519)
Total	212,067	(221,147)	(9,080)

Thousands of U.S. dollars	2020
	Gains	Losses	Net
Foreign exchange gains/(losses)
Loans and receivables	6,805	(2,995)	3,810
Other financial transactions	16,385	(37,626)	(21,241)
Current transactions	32,607	(42,994)	(10,387)
Total	55,797	(83,615)	(27,818)